Operating Leases - Schedule of Undiscounted Future Minimum Lease Payments Under these Operating Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Future Minimum Lease Payments under these Operating Lease [Abstract]
2024	$ 437	$ 383
2025	591	576
2026	515	592
2027	212	516
2028		191
Total minimum payments	1,843	2,258
Less: imputed Interest	(161)	(1,298)
Present value of operating lease liabilities	1,682	960
Less: current portion included in other current liabilities	(385)	(120)
Long-term operating lease liabilities	$ 1,297	$ 840	$ 1,078